Short-term bank loans (Details) - USD ($)	Sep. 30, 2020	Sep. 30, 2019
Short-term Debt [Line Items]
Short-term bank loans	$ 2,058,000	$ 1,400,894
Bank Of China (Lishui Branch)
Short-term Debt [Line Items]
Short-term bank loans	1,470,000	$ 1,400,894
Hangzhou United Rural Commercial Bank Co., Ltd.
Short-term Debt [Line Items]
Short-term bank loans	$ 588,000